November 1, 2002

                     DREYFUS PREMIER AGGRESSIVE GROWTH FUND
                      (A SERIES OF DREYFUS PREMIER EQUITY FUNDS, INC.)

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2002

      At a meeting held on October 30, 2002, the Board, on behalf of the fund, approved, subject to shareholder approval, an Agreement and Plan of Reorganization for the fund to transfer all of its assets, subject to liabilities, to Dreyfus New Leaders Fund, Inc. (the "Acquiring Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the fund (the "Exchange"). The Acquiring Fund intends to change its name to Dreyfus Premier New Leaders Fund, Inc. prior to the Exchange.

      The  Acquiring  Fund  and the Fund are advised by The Dreyfus Corporation, and have the same investment objective and substantially similar management policies. A special meeting of shareholders of the Fund to consider the Exchange is scheduled to be held on March 7, 2003. Shareholders of record as of January 2, 2003 will be entitled to receive notice of, and to vote at, the meeting. A Prospectus/Proxy Statement that includes information about the proposed Exchange, the fund and the Acquiring Fund will be mailed to fund shareholders prior to the meeting. If approved by shareholders, each fund shareholder will receive for his or her fund shares a number of Class A, Class B, Class C, Class R or Class T shares of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's corresponding Class of fund shares as of the date of the Exchange.

                                                                       009s1102




                                                               November 1, 2002

                     DREYFUS PREMIER DEVELOPING MARKETS FUND
                      (A SERIES OF DREYFUS PREMIER EQUITY FUNDS, INC.)

                           SUPPLEMENT TO PROSPECTUS

                            DATED FEBRUARY 1, 2002

      At a meeting held on October 30, 2002, the Board, on behalf of the fund, approved, subject to shareholder approval, an Agreement and Plan of Reorganization for the fund to transfer all of its assets, subject to liabilities, to Dreyfus Emerging Markets Fund (the "Acquiring Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the fund (the "Exchange"). The Acquiring Fund is a series of Dreyfus International Funds, Inc. and intends to change its name to Dreyfus Premier Emerging Markets Fund prior to the Exchange.

      The Acquiring Fund and the Fund are advised by The Dreyfus Corporation, and have the same portfolio manager and investment objective. A special meeting of shareholders of the fund to consider the Exchange is scheduled to be held on March 14, 2003. Shareholders of record as of January 9, 2003 will be entitled to receive notice of, and to vote at, the meeting. A Prospectus/Proxy Statement that includes information about the proposed Exchange, the fund and the Acquiring Fund will be mailed to fund shareholders prior to the meeting. If approved by shareholders, each fund shareholder will receive for his or her fund shares a number of Class A, Class B, Class C, Class R or Class T shares of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's corresponding Class of fund shares as of the date of the Exchange.

                                                                       329s1102